Share-Based Compensation - Expense (Details) - P3 Health Partners Inc. - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation
Unrecognized compensation expense	$ 9,037,319	$ 9,037,319	$ 19,364,188	$ 1,198,550
Corporate, General and Administrative Expenses
Share-Based Compensation
Compensation expense	$ 3,715,553	$ 15,426,980